Summary of Significant Accounting Policies: Stock-based Compensation (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Stock-based Compensation

(x)            Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2011, 2010 and 2009, the Group did not enter in any employee stock-compensation arrangements.